Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 19,861	$ 41,587,339	$ (33,818,161)	$ 30,704	$ 7,819,743
Balance, shares at Dec. 31, 2021		7,447,955
Net loss				(1,060,377)		(1,060,377)
Conversion of Convertible Note		$ 4,267	3,968,059			3,972,326
Conversion of Convertible Note, shares		1,600,000
Exercise of warrants		$ 133	419,209			419,342
Exercise of warrants, shares		50,000
Issuance of shares in exchange of service		$ 165	167,914			168,079
Issuance of shares in exchange of service, shares		62,105
Exercise of options		$ 532	(532)
Exercise of options, shares		199,259
Share-based compensation			254,327			254,327
Balance at Jun. 30, 2022		$ 24,958	46,396,316	(34,878,538)	30,704	11,573,440
Balance, shares at Jun. 30, 2022		9,359,319
Balance at Dec. 31, 2022		$ 27,046	54,147,769	(36,940,753)	89,947	17,324,009
Balance, shares at Dec. 31, 2022		10,142,694
Net loss				(1,621,164)		(1,621,164)
Balance at Jun. 30, 2023		$ 27,046	$ 54,147,769	$ (38,561,917)	$ 89,947	$ 15,702,845
Balance, shares at Jun. 30, 2023		10,142,694